Insurance (Details 7) (Universal and Variable Life Contracts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Age	Dec. 31, 2010 Age
Secondary Guarantees [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Account value (general and separate account)	$ 12,946	$ 11,015
Net amount at risk	188,642	156,432
Average attained age of policyholders	53	52
Paid-Up Guarantees [Member]
Net Amount at Risk by Product and Guarantee [Line Items]
Account value (general and separate account)	3,963	4,102
Net amount at risk	$ 24,991	$ 26,851
Average attained age of policyholders	59	58